Dec. 31, 2025
First Eagle Small Cap Equity ETF | First Eagle Small Cap Equity ETF
Investment Objective
The investment objective of the First Eagle Small Cap Equity ETF (the “Fund”) is to seek long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers and/or Expense Reimbursement(2)	0.30%
Net Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.55%
(1)	“Other Expenses” are estimated for the current fiscal year.

(2)	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses (“AFFE”), brokerage commissions, extraordinary items, interest or taxes) (“annual operating expenses”) is limited to 0.55% of the Fund’s average daily net assets. These contractual limitations are in effect until June 30, 2027, and may not be terminated prior to that date without the approval of the Board of Trustees (the “Board”) of First Eagle ETF Trust (the “Trust”).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same (except that the fee waiver is taken into account only for the one-year expense example). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$56	$241

1 Year	3 Years
$56	$241

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (‘‘ETF’’) and invests, under normal circumstances, in equity securities of U.S. small-cap companies in an attempt to take advantage of what the Adviser believes are opportunistic situations for undervalued securities. Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the equity securities of U.S. small-cap companies. The Adviser defines small-cap companies as those that have at the time of investment a market capitalization not greater than that of the largest company in the Russell

2000® Index. The market capitalization of companies included in the Russell 2000® Index ranged from approximately $5 million to $31 billion as of December 31, 2025. The Russell 2000® Index is reconstituted annually. The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe and includes approximately 2,000 of the smallest securities based on a combination of their market capitalization and current index membership. Indexes are unmanaged and do not incur management fees or other operating expenses, and one cannot invest directly in an index. The Sub-Adviser, subject to the supervision of the Adviser and the Board, provides investment management and related trading assistance to the Adviser. This includes managing cash flow activity and general portfolio design and implementation consistent with the Fund’s investment strategies and operations as an ETF. Primary management of the Fund’s investment program is by the Adviser.

The Fund invests primarily in domestic common stocks and may invest to a lesser extent in common stocks of non-U.S. issuers. Potential investments that the Adviser considers to be opportunistic may include situations involving company turnarounds (e.g., a company that may be experiencing periods of poor financial or stock performance but may be exhibiting potential for financial recovery), emerging growth companies with interrupted earnings patterns (e.g., companies without a long or consistent history of earnings but that the Adviser believes have the potential for earnings growth), companies with unrecognized asset values, or undervalued growth companies (e.g., companies that have low multiples of price-to-book or price-to-sales ratios, or companies with securities that are trading at a price below what the Adviser believes the security is worth). The Adviser also considers investments in companies that have the potential to benefit from a perceived catalyst for positive change, such as companies with new management, a more favorable business cycle, product innovation and/or margin improvement.

Performance

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https://www.firsteagle.com/funds/fesc-us-small-cap-equity-etf.